Note 9 - Intangible Assets	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
Note
9
- Intangible Assets

	January 31, 2018	January 31, 2017
Cost
Customer agreements and relationships	162,772	125,057
Existing technology	174,506	137,587
Trade names	7,532	6,314
Non-compete covenants	5,980	2,916
	350,790	271,874
Accumulated amortization
Customer agreements and relationships	73,621	56,509
Existing technology	92,304	64,879
Trade names	4,221	3,335
Non-compete covenants	2,643	1,706
	172,789	126,429
Net	178,001	145,445

Intangible assets related to our acquisitions are recorded at their fair value at the acquisition date. The change in intangible assets during the year ended
January 31, 2018
is primarily due to the acquisitions of ShipRush, PCSTrac and MacroPoint, partially offset by amortization. The balance of the change in intangible assets is due to foreign currency translation.

Intangible assets with a finite life are amortized into income over their useful lives. Amortization expense for existing intangible assets is expected to be
$178.0
million over the following periods:
$34.9
million for
2019,
$33.5
million for
2020,
$30.0
million for
2021,
$25.7
million for
2022,
$18.2
million for
2023
and
$35.7
million thereafter. Expected future amortization expense is subject to fluctuations in foreign exchange rates and assumes no
future adjustments to acquired intangible assets.